Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB MUNICIPAL INCOME FUND II
Entity Central Index Key	0000899774
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000082955
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Advisor Class
Trading Symbol	AMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMAYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection was the primary detractor, relative to the benchmark. Security selection within private higher education and state general obligation detracted, while selection within private primary/secondary education and electric utility contributed to performance. Overweights to private higher education and not-for-profit health care detracted, while overweights to non-investment grade bonds contributed.

The Portfolio used derivatives in the form of interest rate swaps, which added to performance, and inflation swaps, which had no material impact on performance, for hedging purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$9,952	$10,004
05/18	$10,052	$10,116
05/19	$10,529	$10,764
05/20	$10,770	$11,192
05/21	$11,569	$11,722
05/22	$10,830	$10,925
05/23	$10,787	$10,979
05/24	$11,065	$11,272
05/25	$11,231	$11,501

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/25/16
Advisor Class	1.22%	0.84%	1.32%
Bloomberg Municipal Bond Index	2.03%	0.55%	1.59%

Performance Inception Date	Jul. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 228,885,243
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 809,841
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$228,885,243
# of Portfolio Holdings	141
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net)	$809,841

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	16.7%
AA	32.1%
A	24.9%
BBB	20.3%
BB	3.2%
Not Rated	2.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028643
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Class A
Trading Symbol	AMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMAAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMAAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection was the primary detractor, relative to the benchmark. Security selection within private higher education and state general obligation detracted, while selection within private primary/secondary education and electric utility contributed to performance. Overweights to private higher education and not-for-profit health care detracted, while overweights to non-investment grade bonds contributed.

The Portfolio used derivatives in the form of interest rate swaps, which added to performance, and inflation swaps, which had no material impact on performance, for hedging purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,701	$10,000
05/16	$10,224	$10,587
05/17	$10,303	$10,742
05/18	$10,380	$10,861
05/19	$10,847	$11,557
05/20	$11,055	$12,017
05/21	$11,846	$12,586
05/22	$11,061	$11,731
05/23	$10,990	$11,788
05/24	$11,258	$12,103
05/25	$11,383	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	0.87%	0.59%	1.61%
Class A (with sales charges)	-2.18%	-0.02%	1.30%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 228,885,243
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 809,841
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$228,885,243
# of Portfolio Holdings	141
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net)	$809,841

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	16.7%
AA	32.1%
A	24.9%
BBB	20.3%
BB	3.2%
Not Rated	2.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028645
Shareholder Report [Line Items]
Fund Name	AB Massachusetts Portfolio
Class Name	Class C
Trading Symbol	AMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMACX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.52%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection was the primary detractor, relative to the benchmark. Security selection within private higher education and state general obligation detracted, while selection within private primary/secondary education and electric utility contributed to performance. Overweights to private higher education and not-for-profit health care detracted, while overweights to non-investment grade bonds contributed.

The Portfolio used derivatives in the form of interest rate swaps, which added to performance, and inflation swaps, which had no material impact on performance, for hedging purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,461	$10,587
05/17	$10,464	$10,742
05/18	$10,463	$10,861
05/19	$10,860	$11,557
05/20	$10,980	$12,017
05/21	$11,679	$12,586
05/22	$10,821	$11,731
05/23	$10,671	$11,788
05/24	$10,856	$12,103
05/25	$10,889	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	0.12%	-0.17%	0.85%
Class C (with sales charges)	-0.86%	-0.17%	0.85%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 228,885,243
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 809,841
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$228,885,243
# of Portfolio Holdings	141
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net)	$809,841

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	16.7%
AA	32.1%
A	24.9%
BBB	20.3%
BB	3.2%
Not Rated	2.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082961
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Advisor Class
Trading Symbol	AVAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVAYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection was the primary detractor, relative to the benchmark. Underweights to single family housing and state general obligation detracted from performance, while overweights to pre refunded and senior living contributed. Security selection within not-for-profit health care and toll roads/transit detracted, while private higher education and ports contributed.

The Portfolio used derivatives in the form of interest rate swaps, which added to performance, and inflation swaps, which had no material impact on performance, for hedging purposes during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$10,014	$10,004
05/18	$10,150	$10,116
05/19	$10,645	$10,764
05/20	$10,882	$11,192
05/21	$11,673	$11,722
05/22	$10,924	$10,925
05/23	$10,911	$10,979
05/24	$11,199	$11,272
05/25	$11,434	$11,501

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/25/16
Advisor Class	1.84%	0.99%	1.53%
Bloomberg Municipal Bond Index	2.03%	0.55%	1.59%

Performance Inception Date	Jul. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 187,654,956
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 659,703
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$187,654,956
# of Portfolio Holdings	115
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net)	$659,703

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.6%
AA	38.2%
A	22.9%
BBB	19.5%
BB	2.3%
B	1.5%
Not Rated	5.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028661
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Class A
Trading Symbol	AVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVAAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVAAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection was the primary detractor, relative to the benchmark. Underweights to single family housing and state general obligation detracted from performance, while overweights to pre refunded and senior living contributed. Security selection within not-for-profit health care and toll roads/transit detracted, while private higher education and ports contributed.

The Portfolio used derivatives in the form of interest rate swaps, which added to performance, and inflation swaps, which had no material impact on performance, for hedging purposes during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,703	$10,000
05/16	$10,263	$10,587
05/17	$10,389	$10,742
05/18	$10,503	$10,861
05/19	$10,982	$11,557
05/20	$11,196	$12,017
05/21	$11,990	$12,586
05/22	$11,194	$11,731
05/23	$11,152	$11,788
05/24	$11,409	$12,103
05/25	$11,628	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.69%	0.76%	1.83%
Class A (with sales charges)	-1.38%	0.15%	1.52%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 187,654,956
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 659,703
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$187,654,956
# of Portfolio Holdings	115
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net)	$659,703

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.6%
AA	38.2%
A	22.9%
BBB	19.5%
BB	2.3%
B	1.5%
Not Rated	5.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028663
Shareholder Report [Line Items]
Fund Name	AB Virginia Portfolio
Class Name	Class C
Trading Symbol	AVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AVACX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.55%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection was the primary detractor, relative to the benchmark. Underweights to single family housing and state general obligation detracted from performance, while overweights to pre refunded and senior living contributed. Security selection within not-for-profit health care and toll roads/transit detracted, while private higher education and ports contributed.

The Portfolio used derivatives in the form of interest rate swaps, which added to performance, and inflation swaps, which had no material impact on performance, for hedging purposes during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,500	$10,587
05/17	$10,550	$10,742
05/18	$10,587	$10,861
05/19	$10,995	$11,557
05/20	$11,129	$12,017
05/21	$11,822	$12,586
05/22	$10,950	$11,731
05/23	$10,828	$11,788
05/24	$11,013	$12,103
05/25	$11,123	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	0.84%	-0.01%	1.07%
Class C (with sales charges)	-0.15%	-0.01%	1.07%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 187,654,956
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 659,703
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$187,654,956
# of Portfolio Holdings	115
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net)	$659,703

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.6%
AA	38.2%
A	22.9%
BBB	19.5%
BB	2.3%
B	1.5%
Not Rated	5.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]